Note 14 - Earnings / (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2011	2012	2013
Income:
Net income/(loss)	1,115,989	(13,198,741)	(103,424,827)
Basic earnings per share:
Weighted average common shares – Outstanding	31,794,381	38,950,100	45,442,841
Basic earnings/(loss) per share	0.04	(0.34)	(2.28)
Effect of dilutive securities
Non-vested incentive stock awards	51,699	-	-
Weighted average common shares – Outstanding	31,846,080	38,950,100	45,442,841
Diluted earnings /(loss) per share	0.04	(0.34)	(2.28)